Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Income

18. Accumulated Other Comprehensive Income

The changes in accumulated other comprehensive income (loss) by component are summarized below:

	For the Three Months Ended September 30,
	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance, June 30, 2024	$(3,808)	$1,951	$(1,857)
Other comprehensive income (loss) before reclassifications	454	(362)	92
Reclassifications to statements of earnings	—	(200)	(200)
Total other comprehensive loss	454	(562)	(108)
Balance, September 30, 2024	(3,354)	1,389	(1,965)

Balance, June 30, 2023	$(3,034)	$3,166	$132
Other comprehensive income (loss) before reclassifications	(601)	139	(462)
Reclassifications to statements of earnings	—	(79)	(79)
Total other comprehensive loss	(601)	60	(541)
Balance, September 30, 2023	$(3,635)	$3,226	$(409)

	For the Six Months Ended September 30,
	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance, March 31, 2024	$(2,420)	$2,470	$50
Transfer of defined benefit plan	—	(228)	(228)
Other comprehensive income (loss) before reclassifications	(934)	(604)	(1,538)
Reclassifications to statements of earnings	—	(249)	(249)
Total other comprehensive loss	(934)	(1,081)	(2,015)
Balance, September 30, 2024	(3,354)	1,389	(1,965)

Balance, March 31, 2023	$(3,875)	$3,586	$(289)
Other comprehensive income (loss) before reclassifications	240	(205)	35
Reclassifications to statements of earnings	—	(155)	(155)
Total other comprehensive loss	240	(360)	(120)
Balance, September 30, 2023	$(3,635)	$3,226	$(409)

18. Accumulated Other Comprehensive Income

The changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation	Defined Benefit Plan Items	Total Accumulated Other Comprehensive (Loss) Income
Balance at March 31, 2022	$(3,372)	$4,007	$635
Transfer of defined benefit plan
Other comprehensive income (loss) before reclassifications	(503)	592	89
Reclassifications to statements of earnings	—	(1,013)	(1,013)
Total other comprehensive loss	(503)	(421)	(924)
Balance, March 31, 2023	(3,875)	3,586	(289)
Other comprehensive income (loss) before reclassifications	1,455	(469)	986
Reclassifications to statements of earnings	—	(647)	(647)
Total other comprehensive income (loss)	1,455	(1,116)	339
Balance, March 31, 2024	$(2,420)	$2,470	$50